Selling and Marketing Expenses	12 Months Ended
Dec. 31, 2021
Disclosure of general and administrative expense [text block] [Abstract]
SELLING AND MARKETING EXPENSES
20.	SELLING AND MARKETING EXPENSES

(in thousands)	31-Dec-21	31-Dec-20	31-Dec-19
Salaries and related expenses	$2,847	$2,111	$1,555
Advertising and marketing	1,587	1,425	1,700
Travel and conferences	71	156	305
Total	$4,505	$3,692	$3,560